GOODWILL AND INTANGIBLE ASSETS, NET - Changes in Carrying Amount of Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 146.5	₽ 8,436,000,000	₽ 8,581,000,000
Goodwill acquired	16.4	942,000,000
Goodwill impairment		0	0	₽ (576,000,000)
Foreign currency translation adjustment	(1.0)	(50,000,000)	(145,000,000)
Balance at the end of the period	$ 161.9	9,328,000,000	8,436,000,000	8,581,000,000
KinoPoisk
Changes in the carrying amount of goodwill
Goodwill impairment				(576,000,000)
Russian Search And Portal
Changes in the carrying amount of goodwill
Balance at the beginning of the period		1,657,000,000	1,802,000,000
Foreign currency translation adjustment		(50,000,000)	(145,000,000)
Balance at the end of the period		1,607,000,000	1,657,000,000	1,802,000,000
Russian E-commerce
Changes in the carrying amount of goodwill
Balance at the beginning of the period		106,000,000	106,000,000
Balance at the end of the period		106,000,000	106,000,000	106,000,000
Classifieds
Changes in the carrying amount of goodwill
Balance at the beginning of the period		4,885,000,000	4,885,000,000
Goodwill acquired		303,000,000
Balance at the end of the period		5,188,000,000	4,885,000,000	4,885,000,000
Taxi
Changes in the carrying amount of goodwill
Balance at the beginning of the period		224,000,000	224,000,000
Goodwill acquired		639,000,000
Balance at the end of the period		863,000,000	224,000,000	224,000,000
Experiments
Changes in the carrying amount of goodwill
Balance at the beginning of the period		1,564,000,000	1,564,000,000
Balance at the end of the period		₽ 1,564,000,000	₽ 1,564,000,000	₽ 1,564,000,000